PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	NOTE 8: PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS
8.1 Employees and key management personnel
As of December 31, 2019, 2018 and 2017, ArcelorMittal had approximately 191,000, 209,000 and 197,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2019, 2018 and 2017 was as follows:

	Year Ended December 31,
Employee Information	2019	2018	2017
Wages and salaries	8,380	8,176	7,912
Defined benefits cost (see note 8.2)	201	264	265
Loss following new labor agreement in the U.S. (see note 8.2)	—	15	—
Other staff expenses	1,668	2,004	1,791
Total	10,249	10,459	9,968

The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2019, 2018 and 2017 was as follows:

	Year Ended December 31,
	2019	2018	2017
Base salary and directors fees	8	8	8
Short-term performance-related bonus	9	8	7
Post-employment benefits	1	1	1
Share-based payments	—	4	3

The fair value of the shares allocated based on Restricted Share Unit (“RSU”) and Preference Share Unit (“PSU”) plans to the ArcelorMittal’s key management personnel was recorded as an expense in the consolidated statements of operations over the relevant vesting periods.
As of December 31, 2019, 2018 and 2017, ArcelorMittal did not have any outstanding loans or advances to members of its Board of Directors or key management personnel, and, as of December 31, 2019, 2018 and 2017, ArcelorMittal had not given any guarantees for the benefit of any member of its Board of Directors or key management personnel.
8.2 Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external life insurance or other funds for certain categories of employees. Contributions are paid in return for services rendered by the employees during the period. Contributions are expensed as incurred consistent with the recognition of wages and salaries.
Defined benefit plans are those plans that provide guaranteed benefits to certain categories of employees, either by way of contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension obligation. Remeasurement arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Any asset resulting from this calculation is limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative expenses in the consolidated statements of operations. The net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the passage of time, is recognized as part of financing costs net in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of operations in the period in which it arises.
Termination plans are those plans that primarily correspond to terminating an employee’s contract following the decision of the employee before the normal retirement date. Liabilities for termination plans are recognized when the affected employees have formally been informed and when amounts owed have been determined using an appropriate actuarial calculation. Liabilities relating to the termination plans are calculated annually on the basis of the number of employees that have taken or contractually agreed to take early retirement and are discounted using an interest rate that corresponds to that of high quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Provisions for social plans are recorded in connection with voluntary separation plans. Voluntary retirement plans primarily correspond to the practical implementation of social plans or are linked to collective agreements signed with certain categories of employees. The Company recognizes a liability and expense when it can no longer withdraw the offer or, if earlier, when it has a detailed formal plan which has been communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and sabbatical awards, disability benefits and long-term compensated absences such as sick leave. The amount recognized as a liability is the present value of benefit obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and post-employment benefits, as well as the carrying amount of the related liability/asset on the consolidated statements of financial position are based on a number of assumptions and factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and retirement rates.

•
Discount rates – The discount rate is based on several high quality corporate bond indexes and yield curves in the appropriate jurisdictions. In countries where there is no deep market in such bonds, the market rates on government bonds are used. Nominal interest rates vary worldwide due to exchange rates and local inflation rates.

•
Rate of compensation increase – The rate of compensation increase reflects actual experience and the Company’s long-term outlook, including contractually agreed wage rate increases for represented hourly employees.

•
Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare outlook, including appropriate cost control measures implemented by the Company, and industry benchmarks and surveys.

•	Mortality and retirement rates – Mortality and retirement rates are based on actual and projected plan experience.
Statements of Financial Position

Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2019	2018
Pension plan benefits	3,289	3,034
Other post-employment benefits and other long-term employee benefits ("OPEB")	3,792	3,600
Termination benefits	198	222
Defined benefit liabilities	7,279	6,856
Provisions for social plans (non-current)	64	126
Total	7,343	6,982

This note, including the table above, discloses the following benefit categories:

•	pension plan benefits are pension plans and lump sum benefits that are classified under post employment benefits as required by IAS 19 which are not mandatory by law;

•
other post employment and other long-term employee benefits, also referred to as, OPEB which includes all other post employment benefits as defined in IAS 19 (e.g. lump sum benefits which are mandatory by law, medical insurance and life insurance) together with all other long-term employee benefits as defined in IAS 19;

•	termination benefits, which relate to provisions for long term termination benefits as defined in IAS 19 (e.g. early retirement benefits); and

•	provisions for social plans (non-current) which relate to provisions for social plans in restructuring provisions as required by IAS 37.

The termination benefits mainly relate to European countries (Belgium, Spain, Germany and Luxembourg).
Pension plans
This section includes post employment benefits that are pension plan and lump sum benefits which are not mandatory by law. A summary of the significant defined benefit pension plans is as follows:

U.S.
ArcelorMittal USA’s pension plan is a non-contributory defined benefit plan covering approximately 12% of its employees. Certain non-represented salaried employees hired before 2003 receive pension benefits which are determined under a “Cash Balance” formula as an account balance which grows with interest credits and allocations based on a percentage of pay. Most wage employees represented by a union hired before November 2005 receive a monthly benefit at retirement based on a fixed rate and years of service. These plans are closed to new participants.
Represented employees hired after November 2005 and employees at locations which were acquired from International Steel Group Inc. receive defined pension benefits through a multi-employer pension plan that is accounted for as a defined contribution plan, due to the limited information made available to each of the 485 (as of December 31, 2018) different participating employers. ArcelorMittal USA’s labor agreement with the United Steelworkers (“USW”) on September 1, 2018 increased the contributions to the multi-employer plan to $3.50 per contributory hour from $2.80. Changes to the defined pension plan under the new labor agreement, principally for a higher monthly benefit rate for certain periods of service, resulted in an expense of 25 recorded in cost of sales in the consolidated statements of operations in 2018.
Canada
The primary pension plans are those of ArcelorMittal Dofasco, AMMC and ArcelorMittal Long Products Canada.
The ArcelorMittal Dofasco pension plan is a hybrid plan providing the benefits of both a defined benefit and defined contribution pension plan. The defined contribution component is financed by both employer and employee contributions. The employer’s defined contribution is based on a percentage of company profits. The defined benefit pension plan was closed for new hires on December 31, 2010 and replaced by a new defined contribution pension plan with contributions related to age, service and earnings.
At the end of 2012, ArcelorMittal Dofasco froze and capped benefits for the majority of its hourly and salaried employees who were still accruing service under the defined benefit plan and began transitioning these employees to the new defined contribution pension plan for future pension benefits.
The AMMC defined benefit plan provides salary related benefit for non-union employees and a flat dollar pension depending on an employee’s length of service for union employees. This plan was closed for new non-union hires on December 31, 2009 and replaced by a defined contribution pension plan with contributions related to age and service. Effective January 1, 2015, AMMC implemented a plan to transition its non-union employees who were still benefiting under the defined benefit plan to a defined contribution pension plan. Transition dates can extend up to January 1, 2025 depending on the age and service of each member.
ArcelorMittal Long Products Canada sponsors several defined benefit and defined contribution pension plans for its various groups of employees, with most defined benefit plans closed to new entrants several years ago. The primary defined benefit pension plan sponsored by ArcelorMittal Long Products Canada provides certain unionized employees with a flat dollar pension depending on an employee’s length of service.
ArcelorMittal Long Products Canada entered into a six-year collective labor agreement during the third quarter of 2014 with its Contrecoeur-West union group. The defined benefit plan was closed to new hires. A new defined contribution type arrangement was established for new hires.
Brazil
The primary defined benefit plans, financed through trust funds, have been closed to new entrants. Brazilian entities have all established defined contribution plans that are financed by employer and employee contributions. On December 28, 2018, the Brazilian Autarchy that oversees pension funds called PREVIC (Complementary Pension National Superintendence) approved a planned settlement of the major defined benefit plans. The transaction was completed in 2019 and reduced the defined benefit obligation by 169 and fair value of the plan asset by 143. The settlement gain of 26 was recognized in cost of sales and selling, general and administrative expenses.
Europe
Certain European operating subsidiaries maintain primarily unfunded defined benefit pension plans for a certain number of employees. Benefits are based on such employees’ length of service and applicable pension table under the terms of individual agreements. Some of these unfunded plans have been closed to new entrants and replaced by defined contribution pension plans for active members financed by employer and employee contributions.
As from December 2015 new Belgian legislation modifies the minimum guaranteed rates of return applicable to Belgian defined contribution plans. For insured plans, the rates of 3.25% on employer contributions and 3.75% on employee contributions will continue to apply to the accumulated pre-2016 contributions. For contributions paid as from January 1, 2016, a new variable minimum guaranteed rate of return applies. From 2016 through 2019, the minimum guaranteed rate of return was 1.75% and this is also the best estimate for 2020. Due to the statutory minimum guaranteed return, Belgian defined contribution plans do not meet the definition of defined contribution plans under IFRS. Therefore, the Belgian defined contribution plans are classified as defined benefit plans.
Others
A very limited number of defined benefit plans are in place in other countries (such as South Africa, Mexico, Kazakhstan, Ukraine and Morocco).
On January 1, 2018, ArcelorMittal South Africa settled its defined benefit plan. This discontinued its participation in the fund and, therefore, ArcelorMittal South Africa no longer has any financial obligation to ensure the funding of the remaining plan. Accordingly, the related benefit obligation, the plan assets and unrecoverable surplus were derecognized from the 2018 consolidated statements of financial position. The only remaining pension plans for ArcelorMittal South Africa are defined contribution pension plans that are financed by employer and employee contributions.

The majority of the funded defined benefit pension plans described earlier provide benefit payments from trustee-administered funds. ArcelorMittal also sponsors a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. Plan assets held in trusts are legally separated from the Company and are governed by local regulations and practice in each country, as is the nature of the relationship between the Company and the governing bodies and their composition. In general terms, governing bodies are required by law to act in the best interest of the plan members and are responsible for certain tasks related to the plan (e.g. setting the plan's investment policy).
In case of the funded pension plans, the investment positions are managed within an asset-liability matching ("ALM") framework that has been developed to achieve long-term investments that are in line with the obligations of the pension plans.
A long-term investment strategy has been set for ArcelorMittal’s major funded pension plans, with its asset allocation comprising of a mixture of equity securities, fixed income securities, real estate and other appropriate assets. This recognizes that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, in particular, that investments are adequately diversified.
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2019
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	9,872	3,266	3,001	724	2,716	165
Current service cost	114	26	21	—	58	9
Interest cost on DBO	367	130	110	58	47	22
Past service cost - Plan amendments	4	—	—	2	2	—
Plan participants’ contribution	2	—	—	—	2	—
Settlements	(172)	—	—	(169)	(3)	—
Actuarial (gain) loss	1,001	342	277	121	176	85
Demographic assumptions	16	2	43	—	(29)	—
Financial assumptions	949	334	213	138	209	55
Experience adjustment	36	6	21	(17)	(4)	30
Benefits paid	(652)	(261)	(201)	(42)	(127)	(21)
Foreign currency exchange rate differences and other movements	93	2	152	(30)	(41)	10
Benefit obligation at end of the period	10,629	3,505	3,360	664	2,830	270

Change in plan assets
Fair value of plan assets at beginning of the period	6,877	2,676	2,664	655	882	—
Interest income on plan assets	256	95	92	54	15	—
Return on plan assets greater than discount rate	808	360	305	79	64	—
Employer contribution	77	7	27	2	41	—
Plan participants’ contribution	2	—	—	—	2	—
Settlement	(146)	—	—	(143)	(3)	—
Benefits paid	(541)	(257)	(200)	(42)	(42)	—
Foreign currency exchange rate differences and other movements	62	—	133	(29)	(42)	—
Fair value of plan assets at end of the period	7,395	2,881	3,021	576	917	—

Present value of the wholly or partly funded obligation	(9,012)	(3,476)	(3,345)	(663)	(1,528)	—
Fair value of plan assets	7,395	2,881	3,021	576	917	—
Net present value of the wholly or partly funded obligation	(1,617)	(595)	(324)	(87)	(611)	—
Present value of the unfunded obligation	(1,617)	(29)	(15)	(1)	(1,302)	(270)
Prepaid due to unrecoverable surpluses	(30)	—	(25)	(2)	(3)	—
Net amount recognized	(3,264)	(624)	(364)	(90)	(1,916)	(270)

Net assets related to funded obligations	25	8	13	—	4	—
Recognized liabilities	(3,289)	(632)	(377)	(90)	(1,920)	(270)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	—	(21)	(3)	(3)	—
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(1)	—	(2)	1	—	—
Exchange rates changes	(1)	—	(1)	—	—	—
Unrecoverable surplus at end of the period	(30)	—	(25)	(2)	(3)	—

	Year ended December 31, 2018
	Total	United States	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	10,835	3,508	3,481	766	2,990	90
Current service cost	136	31	25	3	68	9
Interest cost on DBO	360	120	110	68	42	20
Past service cost - Plan amendments	25	25	—	—	—	—
Plan participants’ contribution	3	—	1	—	2	—
Settlements	(76)	—	(61)	—	—	(15)
Actuarial (gain) loss	(290)	(159)	(72)	50	(104)	(5)
Demographic assumptions	20	9	1	—	10	—
Financial assumptions	(311)	(163)	(75)	38	(92)	(19)
Experience adjustment	1	(5)	2	12	(22)	14
Benefits paid	(671)	(259)	(203)	(48)	(144)	(17)
Termination benefits	6	—	—	—	6	—
Foreign currency exchange rate differences and other movements	(456)	—	(280)	(115)	(144)	83
Benefit obligation at end of the period	9,872	3,266	3,001	724	2,716	165

Change in plan assets
Fair value of plan assets at beginning of the period	7,822	2,993	3,167	723	924	15
Interest income on plan assets	267	92	97	63	15	—
Return on plan assets greater/(less) than discount rate	(333)	(197)	(142)	20	(15)	1
Employer contribution	151	42	59	6	44	—
Plan participants’ contribution	3	—	1	—	2	—
Settlements	(78)	—	(63)	—	—	(15)
Benefits paid	(550)	(254)	(203)	(48)	(45)	—
Foreign currency exchange rate differences and other movements	(405)	—	(252)	(109)	(43)	(1)
Fair value of plan assets at end of the period	6,877	2,676	2,664	655	882	—

Present value of the wholly or partly funded obligation	(8,537)	(3,238)	(2,988)	(723)	(1,500)	(88)
Fair value of plan assets	6,877	2,676	2,664	655	882	—
Net present value of the wholly or partly funded obligation	(1,660)	(562)	(324)	(68)	(618)	(88)
Present value of the unfunded obligation	(1,335)	(28)	(13)	(1)	(1,216)	(77)
Prepaid due to unrecoverable surpluses	(27)	—	(21)	(3)	(3)	—
Net amount recognized	(3,022)	(590)	(358)	(72)	(1,837)	(165)

Net assets related to funded obligations	12	—	9	—	3	—
Recognized liabilities	(3,034)	(590)	(367)	(72)	(1,840)	(165)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(34)	—	(23)	(3)	(6)	(2)
Interest cost on unrecoverable surplus	(1)	—	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	6	—	2	(1)	3	2
Exchange rates changes	2	—	1	1	—	—
Unrecoverable surplus at end of the period	(27)	—	(21)	(3)	(3)	—

The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2019
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	114	26	21	—	58	9
Past service cost - Plan amendments	4	—	—	2	2	—
Past service cost - Settlements	(26)	—	—	(26)	—	—
Net interest cost/(income) on net DB liability/(asset)	112	35	19	4	32	22
Total	204	61	40	(20)	92	31

	Year ended December 31, 2018
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	136	31	25	3	68	9
Past service cost - Plan amendments	25	25	—	—	—	—
Past service cost - Settlements	2	—	2	—	—	—
Cost of termination benefits	6	—	—	—	6	—
Net interest cost/(income) on net DB liability/(asset)	94	28	14	5	27	20
Total	263	84	41	8	101	29

	Year ended December 31, 2017
Net periodic pension cost (benefit)	Total	United States	Canada	Brazil	Europe	Others
Current service cost	125	32	26	4	60	3
Past service cost - Plan amendments	14	—	13	—	1	—
Net interest cost/(income) on net DB liability/(asset)	106	48	13	4	31	10
Total	245	80	52	8	92	13

Other post-employment benefits and other long-term employee benefits ("OPEB")
This section includes post employment employees benefits that are not disclosed above (i.e. includes lump sum benefits which are mandatory by law, medical insurance and life insurance). In addition, this section includes all other long-term employee benefits.

ArcelorMittal’s principal operating subsidiaries in the United States, Canada, Europe and certain other countries, provide other post-employment benefits and other long-term employee benefits, including medical benefits and life insurance benefits, work medals and retirement indemnity plans, to employees and retirees. Substantially all union-represented ArcelorMittal USA employees hired before June 2016 are covered under post-employment life insurance and medical benefit plans that require a level of cost sharing from retirees. The post-employment life insurance benefit formula used in the determination of post-employment benefit cost is primarily based on a specific amount for hourly employees. ArcelorMittal USA does not pre-fund most of these post-employment benefits.
ArcelorMittal’s USA new labor agreement with the United Steelworkers ("USW") was ratified in 2018. This labor agreement is in effect until September 1, 2022. There were minor changes for OPEB in the new contract mainly related to healthcare post-employment premiums paid by participants. The changes resulted in a gain of 10 recorded in cost of sales in the consolidated statement of operations in 2018.
ArcelorMittal USA’s labor contract requires payments into a Voluntary Employee Beneficiary Association (“VEBA”) trust based on 5% of AMUSA’s operating income. Contributions can also be withdrawn from the trust to reimburse the company for benefits paid above certain levels. In 2018 and 2019 withdrawals exceeded contributions. The Company has significant assets mostly in the VEBA post-employment benefit plan. These assets consist of 69% in fixed income and 31% in equities. The total fair value of the assets in the VEBA trust was 451 as of December 31, 2019.

Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2019
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,098	2,907	591	531	69
Current service cost	80	40	9	28	3
Interest cost on DBO	163	124	22	11	6
Plan participants’ contribution	29	29	—	—	—
Actuarial (gain) loss	129	29	67	26	7
Demographic assumptions	4	(11)	15	—	—
Financial assumptions	256	169	53	25	9
Experience adjustment	(131)	(129)	(1)	1	(2)
Benefits paid	(242)	(170)	(31)	(37)	(4)
Foreign currency exchange rate differences and other movements	37	17	30	(13)	3
Benefit obligation at end of the period	4,294	2,976	688	546	84

Change in plan assets
Fair value of plan assets at beginning of the period	498	491	—	7	—
Interest income on plan assets	20	20	—	—	—
Return on plan assets greater/(less) than discount rate	37	37	—	—	—
Employer contribution	(25)	(25)	—	—	—
Plan participants’ contribution	29	29	—	—	—
Benefits paid	(57)	(56)	—	(1)	—
Fair value of plan assets at end of the period	502	496	—	6	—

Present value of the wholly or partly funded obligation	(575)	(531)	—	(44)	—
Fair value of plan assets	502	496	—	6	—
Net present value of the wholly or partly funded obligation	(73)	(35)	—	(38)	—
Present value of the unfunded obligation	(3,719)	(2,445)	(688)	(502)	(84)
Net amount recognized	(3,792)	(2,480)	(688)	(540)	(84)

	Year ended December 31, 2018
	Total	United States	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,686	3,269	679	579	159
Current service cost	85	49	10	25	1
Interest cost on DBO	155	120	21	12	2
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Plan participants’ contribution	32	32	—	—	—
Actuarial (gain) loss	(395)	(365)	(32)	3	(1)
Demographic assumptions	(11)	(14)	2	1	—
Financial assumptions	(320)	(285)	(24)	(8)	(3)
Experience adjustment	(64)	(66)	(10)	10	2
Benefits paid	(266)	(188)	(34)	(41)	(3)
Foreign currency exchange rate differences and other movements	(184)	—	(52)	(43)	(89)
Benefit obligation at end of the period	4,098	2,907	591	531	69

Change in plan assets
Fair value of plan assets at beginning of the period	546	538	—	8	—
Interest income on plan assets	17	17	—	—	—
Return on plan assets greater/(less) than discount rate	(33)	(32)	—	(1)	—
Employer contribution	(3)	(3)	—	—	—
Plan participants’ contribution	32	32	—	—	—
Benefits paid	(63)	(61)	—	(2)	—
Foreign currency exchange rate differences and other movements	2	—	—	2	—
Fair value of plan assets at end of the period	498	491	—	7	—

Present value of the wholly or partly funded obligation	(589)	(528)	—	(61)	—
Fair value of plan assets	498	491	—	7	—
Net present value of the wholly or partly funded obligation	(91)	(37)	—	(54)	—
Present value of the unfunded obligation	(3,509)	(2,379)	(591)	(470)	(69)
Net amount recognized	(3,600)	(2,416)	(591)	(524)	(69)

The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2019
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	80	40	9	28	3
Net interest cost/(income) on net DB liability/(asset)	143	104	22	11	6
Actuarial (gains)/losses recognized during the year	8	—	—	8	—
Total	231	144	31	47	9

	Year ended December 31, 2018
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	85	49	10	25	1
Past service cost - Plan amendments	(13)	(10)	(1)	(2)	—
Past service cost - Curtailments	(2)	—	—	(2)	—
Net interest cost/(income) on net DB liability/(asset)	138	103	21	12	2
Actuarial (gains)/losses recognized during the year	7	—	—	7	—
Total	215	142	30	40	3

	Year ended December 31, 2017
Components of net periodic OPEB cost (benefit)	Total	United States	Canada	Europe	Others
Current service cost	100	58	9	26	7
Past service cost - Plan amendments	4	—	1	2	1
Net interest cost/(income) on net DB liability/(asset)	204	159	23	11	11
Actuarial (gains)/losses recognized during the year	2	—	—	2	—
Total	310	217	33	41	19

The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2019	2018	2017
Net periodic pension cost	204	263	245
Net periodic OPEB cost	231	215	310
Total	435	478	555

Cost of sales	142	212	220
Selling, general and administrative expenses	30	34	23
Financing costs - net	263	232	312
Total	435	478	555

Plan Assets
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2019
	United States	Canada	Brazil	Europe
Equity Securities	40%	44%	6%	2%
- Asset classes that have a quoted market price in an active market	13%	34%	6%	2%
- Asset classes that do not have a quoted market price in an active market	27%	10%	—	—
Fixed Income Securities (including cash)	43%	48%	88%	73%
- Asset classes that have a quoted market price in an active market	—	42%	88%	73%
- Asset classes that do not have a quoted market price in an active market	43%	6%	—	—
Real Estate	3%	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	1%	—
- Asset classes that do not have a quoted market price in an active market	3%	6%	—	—
Other	14%	2%	5%	25%
- Asset classes that have a quoted market price in an active market	5%	—	5%	5%
- Asset classes that do not have a quoted market price in an active market	9%	2%	—	20%	[1]
Total	100%	100%	100%	100%

	December 31, 2018
	United States	Canada	Brazil	Europe
Equity Securities	35%	42%	—	3%
- Asset classes that have a quoted market price in an active market	12%	33%	—	3%
- Asset classes that do not have a quoted market price in an active market	23%	9%	—	—
Fixed Income Securities (including cash)	46%	50%	78%	72%
- Asset classes that have a quoted market price in an active market	—	44%	78%	67%
- Asset classes that do not have a quoted market price in an active market	46%	6%	—	5%
Real Estate	5%	6%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	1%	—
- Asset classes that do not have a quoted market price in an active market	5%	6%	—	—
Other	14%	2%	21%	25%
- Asset classes that have a quoted market price in an active market	4%	2%	21%	4%
- Asset classes that do not have a quoted market price in an active market	10%	—	—	21%	[1]
Total	100%	100%	100%	100%

1.	The percentage consists primarily of assets from insurance contracts in Belgium.
These assets do not include direct investments in ArcelorMittal stock or ArcelorMittal bonds. These assets may include ArcelorMittal shares or bonds held by mutual fund investments. The invested assets produced an actual return of 1,121 in 2019 and a loss of 82 in 2018.
The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees have established asset allocation targets for the period as described below. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within control ranges agreed upon.

	December 31, 2019
	United States	Canada	Brazil	Europe
Equity Securities	38%	45%	6%	3%
Fixed Income Securities (including cash)	44%	48%	88%	72%
Real Estate	3%	6%	1%	—
Other	15%	1%	5%	25%	[1]
Total	100%	100%	100%	100%

1.	The percentage consists primarily of assets from insurance contracts in Belgium.
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2019	2018	2017	2019	2018	2017
Discount rate
Range	1.00% - 10.50%	1.75% - 16.00%	1.50% - 15.00%	1.00% - 7.25%	1.75% - 9.50%	1.30% - 7.65%
Weighted average	2.90%	3.80%	3.45%	3.06%	3.98%	3.60%
Rate of compensation increase
Range	1.90% - 10.00%	2.00% - 10.00%	1.80% - 9.00%	1.60% - 4.80%	2.00% - 4.80%	2.00% - 4.50%
Weighted average	2.80%	2.85%	2.81%	2.95%	3.24%	3.32%

	Other Post-employment Benefits
	2019	2018	2017
Healthcare cost trend rate assumed
Range	1.80% - 5.00%	1.80% - 8.00%	1.80% - 5.00%
Weighted average	4.42%	4.46%	4.48%

Cash contributions and maturity profile of the plans
In 2020, the Company expects its cash contributions to amount to 269 for pension plans, 153 for other post-employment benefits plans, 110 for defined contribution plans and 85 for United States multi-employer plans. Cash contributions to defined contribution plans and to United States multi-employer plans sponsored by the Company, were respectively 120 and 85 in 2019.
At December 31, 2019, the weighted average duration of the liabilities related to the pension and other post-employment benefits plans were 12 years (2018: 12 years) and 15 years (2018: 14 years), respectively.
Risks associated with defined benefit plans
Through its defined benefit pension plans and OPEB plans, ArcelorMittal is exposed to a number of risks, the most significant of which are detailed below:
Changes in bond yields
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
Asset volatility
The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit. In most countries with funded plans, plan assets hold a significant portion of equities, which are expected to outperform corporate bonds in the long-term but contribute to volatility and risk in the short-term. As the plans mature, ArcelorMittal intends to reduce the level of investment risk by investing more in assets that better match the liabilities. However, ArcelorMittal believes that due to the long-term nature of the plan liabilities, a level of continuing equity investment is an appropriate element of a long-term strategy to manage the plans efficiently.
Life expectancy
Most plans provide benefits for the life of the covered members, so increases in life expectancy will result in an increase in the plans’ benefit obligations.
Assumptions regarding future mortality rates have been set considering published statistics and, where possible, ArcelorMittal’s own experience.
The current longevities at retirement underlying the values of the defined benefit obligation were approximately 22.
Healthcare cost trend rate
The majority of the OPEB plans’ benefit obligations are linked to the change in the cost of various health care components. Future healthcare cost will vary based on several factors including price inflation, utilization rate, technology advances, cost shifting and cost containing mechanisms. A higher healthcare cost trend would lead to higher OPEB plan benefit obligations.
Sensitivity analysis
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2019, the defined benefit obligation for pension plans was 10,629):

	Effect on 2020 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2019 DBO
Change in assumption
100 basis points decrease in discount rate	(54)	1,321
100 basis points increase in discount rate	42	(1,081)
100 basis points decrease in rate of compensation	(13)	(178)
100 basis points increase in rate of compensation	14	180
1 year increase of the expected life of the beneficiaries	10	302

The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2019 the defined benefit obligation for post-employment benefit plans was 4,294):

	Effect on 2020 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2019 DBO
Change in assumption
100 basis points decrease in discount rate	(3)	682
100 basis points increase in discount rate	2	(536)
100 basis points decrease in healthcare cost trend rate	(29)	(450)
100 basis points increase in healthcare cost trend rate	39	566
1 year increase of the expected life of the beneficiaries	7	162

The above sensitivities reflect the effect of changing one assumption at a time. Actual economic factors and conditions often affect multiple assumptions simultaneously, and the effects of changes in key assumptions are not necessarily linear.
Multi-employer plans
ArcelorMittal participates in one material multi-employer pension plan in the United States. Under multi-employer plans, several participating employers make contributions into a pension plan. The assets of the plan are not limited to the participants of a particular employer. If an employer is unable to make required contributions to the plan, any unfunded obligations may be borne by the remaining employers. Additionally, if an employer withdraws from the plan, it may be required to pay an amount based on the underfunded status of the plan. As of December 31, 2018, which is the latest period for which information is available, the multi-employer pension plan had a total actuarial liability of 5,504 and assets with market value of 4,504 for a funded ratio of about 82%. ArcelorMittal represented approximately 31% of total contributions made to the plan in the past three years.
8.3 Share-based payments
ArcelorMittal issues equity-settled share-based payments to certain employees, including stock options, RSUs and PSUs. Equity-settled share-based payments are measured at fair value (excluding the effect of non market-based vesting conditions) at the grant date. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a graded vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. For stock options, RSUs and PSUs, fair value is measured using the Black-Scholes-Merton pricing model and the market value of the shares at the grant date after deduction of dividend payments during the vesting period, respectively. Where the fair value calculation requires modeling of the Company’s performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer companies. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. For the RSUs and PSUs, the fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the vesting period and adjusted for the effect of non market-based vesting conditions.
On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the outstanding number of stock options, PSUs and RSUs per employee has been recast for prior periods.
Stock Option Plans
Prior to the May 2011 annual general meeting of shareholders ("AGM") adoption of the ArcelorMittal Equity Incentive Plan described below, ArcelorMittal’s equity-based incentive plan took the form of a stock option plan known as the Global Stock Option Plan.
Under the terms of the ArcelorMittal Global Stock Option Plan 2009-2018 (which replaced the ArcelorMittal Shares plan that expired in 2009), ArcelorMittal may grant options to purchase common shares to senior management of ArcelorMittal and its associates for up to 100,000,000 (33,333,333 shares after reverse stock split) shares of common shares. The exercise price of each option equals not less than the fair market value of ArcelorMittal shares on the grant date, with a maximum term of 10 years. Options are granted at the discretion of ArcelorMittal’s Appointments, Remuneration, Corporate Governance and Sustainability ("ARCGS") Committee, or its delegate. The options vest either ratably upon each of the first three anniversaries of the grant date, or, in total, upon the death, disability or retirement of the participant.

Grant date	Exercise prices (per option)
August 2010	$91.98

No options were granted during the years ended December 31, 2019, 2018, and 2017. The compensation expense recognized for stock option plans was nil for each of the years ended December 31, 2019, 2018 and 2017.
Option activity with respect to ArcelorMittal Shares and ArcelorMittal Global Stock Option Plan 2009-2018 is summarized below as of and for each of the years ended December 31, 2019, 2018 and 2017:

	Number of Options	Range of Exercise Prices (per option)	Weighted Average Exercise Price (per option)
Outstanding, December 31, 2016	4,682,534	63.42 – 235.32	153.19
Expired	(1,397,659)	63.42 – 235.32	170.40
Outstanding, December 31, 2017	3,284,875	63.42 – 235.32	145.86
Expired	(1,295,500)	63.42 – 235.32	215.77
Outstanding, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Expired	(1,084,985)	91.98 – 109.14	107.29
Outstanding, December 31, 2019	904,390	91.98	91.98

Exercisable, December 31, 2017	3,284,875	63.42 – 235.32	145.86
Exercisable, December 31, 2018	1,989,375	91.98 – 109.14	100.33
Exercisable, December 31, 2019	904,390	91.98	91.98

The following table summarizes information about total stock options of the Company outstanding as of December 31, 2019:

Options Outstanding
Exercise Price (per option)	Number of options	Remaining contractual life (in years)	Options exercisable (number of options)	Maturity
91.98	904,390	0.59	904,390	August 3, 2020

Long-Term Incentives: Equity-Based Incentives (Share Unit Plans)
On May 10, 2011, the AGM approved the ArcelorMittal Equity Incentive Plan, a new equity-based incentive plan that replaced the Global Stock Option Plan. The ArcelorMittal Equity Incentive Plan is intended to align the interests of the Company’s shareholders and eligible employees by allowing them to participate in the success of the Company. The ArcelorMittal Equity Incentive Plan provides for the grant of RSUs and PSUs to eligible Company employees (including the Executive Officers) and is designed to incentivize employees, improve the Company’s long-term performance and retain key employees.
The maximum number of PSUs (and RSUs previously) available for grant during any given year is subject to the prior approval of the Company’s shareholders at the AGM. The 2017 Cap for the number of PSUs that may be allocated to the CEO Office and other retention based grants below the CEO Office level was approved at the AGM on May 10, 2017 at a maximum of 3,000,000 shares. The 2018 Cap for the number of PSUs that may be allocated to the CEO Office and other retention based grants below the CEO Office level, was approved at the AGM on May 9, 2018 at a maximum of 1,500,000 shares. The 2019 Cap for the number of PSUs that may be allocated to the CEO Office and other performance based grants below the CEO Office level, was approved at the annual shareholders' meeting held on May 7, 2019 at a maximum of 2,500,000 shares.
ArcelorMittal Equity Incentive Plan
RSUs granted under the ArcelorMittal Equity Incentive Plan are designed to provide a retention incentive to eligible employees. RSUs are subject to “cliff vesting” after three years, with 100% of the grant vesting on the third anniversary of the grant contingent upon the continued active employment of the eligible employee within the Company.
The grant of PSUs under the ArcelorMittal Equity Incentive Plan aims to serve as an effective performance-enhancing scheme based on the employee’s contribution to the eligible achievement of the Company’s strategy. Awards in connection with PSUs are subject to the fulfillment of cumulative performance criteria (such as return on capital employed ("ROCE"), total shareholders return ("TSR"), earnings per share ("EPS") and gap to competition) over a three year period from the date of the PSU grant. The employees eligible to receive PSUs are a sub-set of the group of employees eligible to receive RSUs.

Conditions of the 2019 grant were as follows:

		CEO Office				Other Executive Officers
2019 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target			Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE	100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)	100% target 100% vesting
		Vesting percentage	50%	100%

Awards made in previous financial years which have not yet reached the end of the vesting period
The Company's Long-Term Incentive Plan for senior management including Executive Officers follows the Company's strategy.

In 2016, in order to ensure achievement of the Action 2020 plan, ArcelorMittal made a special grant (“Special Grant”) to qualifying employees (including the Executive Officers), instead of the standard grant. The value of the Special Grant at grant date is based generally on a specified percentage of the base salary depending on the position of the employee at grant date. The vesting is subject to continued active employment within the ArcelorMittal group and to yearly performance of ROCE targets and other strategic objectives within the business units.

The plans in 2018, 2017 and 2016 are summarized below:

		CEO Office				Other Executive Officers
2016 Special Grant	●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period			●	PSUs with a five-year performance period, 50% vesting after three-year performance period and 50% after additional two-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●
Performance criteria: ROCE and Gap to competition in some areas one target grant: a share will vest if performance is met at target one overperformance grant: a share will vest if performance exceeds 120%

	●	Value at grant: 150% of base salary for the CEO and the President and CFO			●	Vesting conditions:
	●	Vesting conditions:
			Threshold	Target		Performance	100%	≥120%
		TSR/EPS vs. peer group	100% median	≥120% median		Target award vesting	100%	100%
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Overperformance award (=20% of target award)	-	100%
		Vesting percentage	50%	100%
2017 Grant	●	PSUs with a three-year performance period			●	PSUs with a three-year performance period
	●	Performance criteria: 50% TSR (½ vs. S&P 500 and ½ vs. peer group) and 50% EPS vs. peer group			●	Performance criteria: TSR and Gap to competition in some areas
	●	Value at grant: 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR vs. peer group	100% median 50% vesting	≥120% median 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)	-	100% target 100% vesting
		Vesting percentage	50%	100%
2018 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the CEO and the President and CFO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target				Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%

The following table summarizes the Company’s share unit plans outstanding as of December 31, 2019:

At Grant date						Number of shares issued as of December 31, 2019
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares forfeited
December 16, 2019	PSU	1,760,350	517	January 1, 2023	18.57	1,760,350	—
December 16, 2019	CEO Office	172,517	2	January 1, 2023	14.89	172,517	—
December 20, 2018	PSU	1,358,750	524	January 1, 2022	21.31	1,298,550	60,200
December 20, 2018	CEO Office	134,861	2	January 1, 2022	16.58	134,861	—
December 20, 2017	PSU	1,081,447	527	January 1, 2021	18.42	958,082	123,365
December 20, 2017	CEO Office	90,084	2	January 1, 2021	22.85	90,084	—
June 30, 2016	PSU II	3,472,355	554	January 1, 2021	13.17	2,751,076	721,279
June 30, 2016	CEO PSU II	153,268	2	January 1, 2022	16.62	153,268	—
June 30, 2016	CEO PSU I	153,268	2	January 1, 2020	10.68	153,268	—
Total		8,376,900			$10.68 – $22.85	7,472,056	904,844

The compensation expense recognized for RSUs and PSUs was nil, 31 and 31 for the years ended December 31, 2019, 2018 and 2017.
Share unit plan activity is summarized below as of and for each year ended December 31, 2019, 2018 and 2017:

	RSUs		PSUs
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2016	650,254	21.00	8,039,494	15.08
Granted [1]	—	—	1,199,338	19.25
Exited	(303,550)	30.69	(204,855)	43.34
Forfeited	(40,699)	20.32	(437,141)	18.33
Outstanding, December 31, 2017	306,005	11.49	8,596,836	14.83
Granted [2]	—	—	1,577,865	21.32
Exited	(288,721)	11.49	(412,893)	28.98
Forfeited	(17,284)	11.49	(391,348)	16.41
Outstanding, December 31, 2018	—	—	9,370,460	15.34
Granted [3]	—	—	2,018,176	17.96
Exited	—	—	(2,677,011)	13.49
Forfeited	—	—	(1,239,569)	14.25
Outstanding, December 31, 2019	—	—	7,472,056	16.76

1.	Including 27,807 over-performance shares granted for the targets achievement of the PSU grant September 27, 2013.

2.	Including 56,606 over-performance shares granted for the targets achievement of the PSU grant September 17, 2014 and 27,648 of the GMB PSU grant June 30, 2015.
3.
Including 85,309 over-performance shares granted for the targets achievement of the PSU grant December 18, 2015.